Long-Term Debt Under Credit Facility (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Principal outstanding	$ 230,000
Amortized original issue discount	(5,075)
Total Debt	224,925
Current portion	2,300
Non-current portion	222,625	30,000
Total Debt	224,925
Unamortized original issue discount	5,200
Unamortized deferred financing costs	$ 4,825